Annual Fund Operating Expenses - Tema Healthcare AI ETF [Member]	Jul. 15, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year